Leases - Summary of Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 834	$ 1,108	$ 1,672	$ 2,226	$ 4,406	$ 1,813	$ 1,824
Short-term lease cost	$ 165	$ 248	$ 332	$ 483	$ 895	$ 180	$ 916